Statements of Convertible Preferred Stock and Stockholders Deficit - USD ($)	Total	Series CC Convertible Preferred Stock	Convertible Preferred Stock Amount	Convertible Preferred Stock Amount Series CC Convertible Preferred Stock	Convertible Preferred Stock Amount Series D Preferred Stock	Convertible Preferred Stock Amount Series E Preferred Stock	Common Stock Amount	Additional Paid-In Capital	Accumulated Deficit
Balances (in shares) at Dec. 31, 2012							9,560,572
Balances at Dec. 31, 2012	$ (93,339,550)						$ 9,559	$ 6,345,960	$ (99,695,069)
Balances at Dec. 31, 2012			$ 98,898,841
Balances at Dec. 31, 2012			78,932,729
Stock based compensation expense associated with vesting of stock award	297,820							297,820
Issuance of convertible preferred stock to investors				$ 4,960,887	$ 781,173
Issuance of convertible preferred stock to investors				3,907,512	629,630
Net and comprehensive loss	(9,966,337)								(9,966,337)
Balances (in shares) at Dec. 31, 2013							9,560,572
Balances at Dec. 31, 2013	(103,008,067)						$ 9,559	6,643,780	(109,661,406)
Balances at Dec. 31, 2013		$ 58,175,835	$ 104,640,901
Balances at Dec. 31, 2013		46,429,980	83,469,871
Stock based compensation expense associated with vesting of stock award	244,413							244,413
Stock options exercises for cash ($.05-$.40) (in shares)							150,000
Stock options exercises for cash ($.05-$.40)	25,000						$ 151	24,849
Issuance of convertible preferred stock to investors						$ 4,236,100
Issuance of convertible preferred stock to investors						3,935,140
Net and comprehensive loss	(6,613,255)								(6,613,255)
Balances (in shares) at Dec. 31, 2014							108,877,001
Balances at Dec. 31, 2014	$ (109,351,909)						$ 9,710	$ 6,913,042	$ (116,274,661)
Balances at Dec. 31, 2014		$ 58,175,835	$ 108,877,001
Balances at Dec. 31, 2014	87,405,011	46,429,980	87,405,011
Balances at Jun. 30, 2015	$ (113,838,000)
Balances at Jun. 30, 2015		$ 58,175,835
Balances at Jun. 30, 2015		46,429,980